UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                               -------------------

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ulysses Management LLC
Address:  One Rockefeller Plaza, 20th Floor
          New York, NY 10020


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Joshua Nash
Title:  President
Phone:  (212) 455-6200

Signature, Place, and Date of Signing:

    Joshua Nash                    New York, New York         February 14, 2011
-------------------                ------------------         -----------------
    [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          -----------
Form 13F Information Table Entry Total:     96
                                          -----------
Form 13F Information Table Value Total:     317,194
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               ULYSSES MANAGEMENT LLC
                                                                  S.E.C. FORM 13F
                                                        FOR QUARTER ENDED DECEMBER 31, 2010


                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                      ITEM 4:     ITEM 5:                (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:      Fair      Shares or               as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip        Market    Principal                   in    (c) Shared   See
Name of Issuer   Class    Number       Value      Amount        (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
ENSTAR GROUP LTD   SHS   G3075P101      270,656      3,200 SHARES    X                                       X

ENSTAR GROUP LTD   SHS   G3075P101       67,664        800 SHARES             X                                        X

INGERSOLL RAND     SHS   G47791101    1,883,600     40,000 SHARES    X                                       X

INGERSOLL RAND     SHS   G47791101      470,900     10,000 SHARES             X                                        X

FOSTER WHEELER     COM   H27178104      552,320     16,000 SHARES    X                                       X

FOSTER WHEELER     COM   H27178104      138,080      4,000 SHARES             X                                        X

AMR CORP           COM   001765106      623,200     80,000 SHARES    X                                       X

AMR CORP           COM   001765106      155,800     20,000 SHARES             X                                        X

AMERICA ONLINE     COM   00184X105      379,360     16,000 SHARES    X                                       X

AMERICA ONLINE     COM   00184X105       94,840      4,000 SHARES             X                                        X

ABOVENET           COM   00374N107   12,786,254    218,718 SHARES    X                                       X

ABOVENET           COM   00374N107    1,237,657     21,171 SHARES             X                                        X

ALUM CO OF
AMERICA            COM   013817101      923,400     60,000 SHARES    X                                       X

ALUM CO OF
AMERICA            COM   013817101      230,850     15,000 SHARES             X                                        X

AMERICAN EXPRESS   COM   025816109    1,716,800     40,000 SHARES    X                                       X

AMERICAN EXPRESS   COM   025816109      429,200     10,000 SHARES             X                                        X

APPLE INC          COM   037833100    1,612,800      5,000 CALL      X                                       X

AVATAR HOLDINGS    COM   053494100    1,005,468     50,730 SHARES    X                                       X

BANK OF AMERICA
CORPORATION        COM   060505104      333,500     25,000 CALL      X                                       X

BROADCOM CORP     CL A   111320107      435,500     10,000 CALL      X                                       X

CISCO SYSTEMS INC  COM   17275R102    1,618,400     80,000 SHARES    X                                       X

CISCO SYSTEMS INC  COM   17275R102    1,972,425     97,500 SHARES             X                                        X

COCA-COLA
ENTERP INC         COM   19122T109      450,540     18,000 SHARES    X                                       X

COCA-COLA
ENTERP INC         COM   19122T109      112,635      4,500 SHARES             X                                        X

COINSTAR           COM   19259P300      586,976     10,400 SHARES    X                                       X

COINSTAR           COM   19259P300      146,744      2,600 SHARES             X                                        X

COMCAST CORP.
CL A              CL A   20030N101    2,021,240     92,000 SHARES    X                                       X

COMCAST CORP.
CL A              CL A   20030N101      505,310     23,000 SHARES             X                                        X

CONSOL
ENERGY INC.        COM   20854P109    1,169,760     24,000 SHARES    X                                       X

CONSOL
ENERGY INC.        COM   20854P109      292,440      6,000 SHARES             X                                        X

DISCOVER
FINL SVCS          COM   254709108    1,482,400     80,000 CALL      X                                       X

DISCOVER
FINL SVCS          COM   254709108      374,306     20,200 CALL               X                                        X

EMCOR GROUP        COM   29084Q100    1,593,900     55,000 SHARES    X                                       X

EMCOR GROUP        COM   29084Q100      434,700     15,000 SHARES             X                                        X

FIDELITY NATIONAL
FINANCIAL         CL A   31620R105    5,526,720    404,000 SHARES    X                                       X

FIDELITY NATIONAL
FINANCIAL         CL A   31620R105    1,395,360    102,000 SHARES             X                                        X

FLOWSERVE          COM   34354P105    2,384,400     20,000 SHARES    X                                       X

FLOWSERVE          COM   34354P105      596,100      5,000 SHARES             X                                        X

GENERAL
CABLE CORP         COM   369300108      561,440     16,000 SHARES    X                                       X

GENERAL
CABLE CORP         COM   369300108      140,360      4,000 SHARES             X                                        X

GENERAL ELECTRIC   COM   369604103      502,975     27,500 SHARES    X                                       X

HALLIBURTON CO.    COM   406216101    2,286,480     56,000 SHARES    X                                       X

HALLIBURTON CO.    COM   406216101      571,620     14,000 SHARES             X                                        X

HERITAGE
COMMERCE CORP      COM   426927109      104,175     23,150 SHARES    X                                       X

HERITAGE
COMMERCE CORP      COM   426927109       26,730      5,940 SHARES             X                                        X

HERITAGE
OAKS BANCORP       COM   42724R107      185,197     56,291 SHARES    X                                       X

HERITAGE
OAKS BANCORP       COM   42724R107       46,290     14,070 SHARES             X                                        X

IESI-BFC LTD.      COM   44951D108    1,178,550     48,500 SHARES    X                                       X

IESI-BFC LTD.      COM   44951D108      522,450     21,500 SHARES             X                                        X

               RUSSELL
ISHARES TR        2000   464287655   39,120,000    500,000 PUT       X                                       X

               RUSSELL
ISHARES TR        2000   464287655    9,780,000    125,000 PUT                X                                        X

J.P.MORGAN         COM   46625H100      318,150      7,500 SHARES    X                                       X

JOHNSON & JOHNSON  COM   478160104    4,886,150     79,000 SHARES    X                                       X

JOHNSON & JOHNSON  COM   478160104    1,237,000     20,000 SHARES             X                                        X

LIBERTY       LIB STAR
MEDIA CORP       COM A   53071M708      797,760     12,000 SHARES    X                                       X

LIBERTY       LIB STAR
MEDIA CORP       COM A   53071M708      199,440      3,000 SHARES             X                                        X


                                                               ULYSSES MANAGEMENT LLC
                                                                  S.E.C. FORM 13F
                                                        FOR QUARTER ENDED DECEMBER 31, 2010

                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                      ITEM 4:     ITEM 5:                (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:      Fair      Shares or               as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip        Market    Principal                   in    (c) Shared   See
Name of Issuer   Class    Number       Value      Amount        (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------

LOCKHEED MARTIN    COM   539830109    6,991,000    100,000 SHARES    X                                       X

LOCKHEED MARTIN    COM   539830109    1,747,750     25,000 SHARES             X                                        X

MEADOWBROOK
INSURANCE GROUP    COM   58319P108      310,575     30,300 SHARES    X                                       X

MEADOWBROOK
INSURANCE GROUP    COM   58319P108       79,950      7,800 SHARES             X                                        X

MDCO HEALTH
SOLUTIONS          COM   58405U102      980,320     16,000 SHARES    X                                       X

MDCO HEALTH
SOLUTIONS          COM   58405U102      245,080      4,000 SHARES             X                                        X

MICROSOFT CORP     COM   594918104   15,936,610    571,000 SHARES    X                                       X

MICROSOFT CORP     COM   594918104    4,088,815    146,500 SHARES             X                                        X

MICRON
TECHNOLOGY INC     COM   595112103      641,600     80,000 CALL      X                                       X

MICRON
TECHNOLOGY INC     COM   595112103      160,400     20,000 CALL               X                                        X

NORTH VALLEY
BANCORP            COM   66304M105    2,149,969    240,220 SHARES    X                                       X

NORTH VALLEY
BANCORP            COM   66304M105      537,412     60,046 SHARES             X                                        X

ORACLE CORP        COM   68389X105    1,458,580     46,600 SHARES    X                                       X

ORACLE CORP        COM   68389X105      419,420     13,400 SHARES             X                                        X

ORACLE CORP        COM   68389X105      313,000     10,000 CALL      X                                       X

OWENS CORNING INC  COM   690742101    1,869,000     60,000 SHARES    X                                       X

OWENS CORNING INC  COM   690742101      467,250     15,000 SHARES             X                                        X

RANGE RESOURCES    COM   75281A109      719,680     16,000 SHARES    X                                       X

RANGE RESOURCES    COM   75281A109      179,920      4,000 SHARES             X                                        X

RAYTHEON       COM NEW   755111507    1,853,600     40,000 SHARES    X                                       X

RAYTHEON       COM NEW   755111507      463,400     10,000 SHARES             X                                        X

SPDR S&P 500
ETF TR         TR UNIT   78462F103  118,833,750    945,000 PUT       X                                       X

SPDR S&P 500
ETF TR         TR UNIT   78462F103   29,551,250    235,000 PUT                X                                        X

SELECT
SECTOR             SBI
SPDR TR      INTL-FINL   81369Y605      398,750     25,000 SHARES    X                                       X

SELECT
SECTOR
SPDR TR            COM   81369Y605    1,276,000     80,000 CALL      X                                       X

SELECT
SECTOR
SPDR TR            COM   81369Y605      319,000     20,000 CALL               X                                        X

SONUS NETWORKS     COM   835916107      640,800    240,000 SHARES    X                                       X

SONUS NETWORKS     COM   835916107      160,200     60,000 SHARES             X                                        X

TIME WARNER CABLE  COM   88732J207    1,320,600     20,000 SHARES    X                                       X

TIME WARNER CABLE  COM   88732J207      330,150      5,000 SHARES             X                                        X

URS CORP           COM   903236107    1,943,187     46,700 SHARES    X                                       X

URS CORP           COM   903236107      553,413     13,300 SHARES             X                                        X

VODAFONE         SPONS
GROUP PLC      ADR NEW   92857W209      581,680     22,000 SHARES    X                                       X

VODAFONE         SPONS
GROUP PLC      ADR NEW   92857W209      145,420      5,500 SHARES             X                                        X

WAL MART STORES    COM   931142103      555,479     10,300 SHARES    X                                       X

WAL MART STORES    COM   931142103      145,611      2,700 SHARES             X                                        X

WEST COAST
BANCORP/OREGON     COM   952145100    4,928,616  1,747,736 SHARES    X                                       X

WEST COAST
BANCORP/OREGON     COM   952145100    1,643,127    582,669 SHARES             X                                        X

WHIRLPOOL          COM   963320106    1,421,280     16,000 SHARES    X                                       X

WHIRLPOOL          COM   963320106      355,320      4,000 SHARES             X                                        X
